UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		02/12/2010
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    92

Form 13F Information Table Value Total:  $ 138,824
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
                                                 VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  OTHER
Enterprise Prd Prtnrs LpCOM            293792107  4,825  153,621SH               SOLE        N/A     153,621
Ishares Lehman Short BonBARCLYS 1-3YR C464288646  4,447  42,775 SH               SOLE        N/A     42,775
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  3,897  73,737 SH               SOLE        N/A     73,737
Nustar Energy, LP       UNIT COM       67058H102  3,571  63,665 SH               SOLE        N/A     63,665
Enbridge Energy         COM            29250R106  3,461  64,465 SH               SOLE        N/A     64,465
Johnson & Johnson       COM            478160104  3,460  53,715 SH               SOLE        N/A     53,715
Energy Transfer PartnersUNIT LTD PARTN 29273R109  3,197  71,100 SH               SOLE        N/A     71,100
Oneok Partners Lp       UNIT LTD PARTN 68268N103  3,088  49,560 SH               SOLE        N/A     49,560
Magellan Midstream PartnCOM UNIT RP LP 559080106  3,079  71,050 SH               SOLE        N/A     71,050
Suburban Propane        UNIT LTD PART  864482104  3,073  65,270 SH               SOLE        N/A     65,270
Global Payments Inc     COM            37940X102  2,917  54,152 SH               SOLE        N/A     54,152
Noble Corp              SHS            G65422100  2,751  67,580 SH               SOLE        N/A     67,580
Lab Cp Of Amer Hldg New COM            50540R409  2,607  34,835 SH               SOLE        N/A     34,835
Emerson Electric Co.    COM            291011104  2,537  59,550 SH               SOLE        N/A     59,550
C V S Corporation       COM            126650100  2,410  74,820 SH               SOLE        N/A     74,820
General Dynamics Corp   COM            369550108  2,408  35,330 SH               SOLE        N/A     35,330
Pepsico Inc.            COM            713448108  2,386  39,250 SH               SOLE        N/A     39,250
Kinder Morgan Energy Lp UNIT LTD PART  494550106  2,289  37,530 SH               SOLE        N/A     37,530
Vanguard Emerging MarketEMR MKT ETF    922042858  2,257  55,042 SH               SOLE        N/A     55,042
Intuit Inc              COM            461202103  2,184  71,055 SH               SOLE        N/A     71,055
Plum Creek Timber       COM            729251108  2,178  57,680 SH               SOLE        N/A     57,680
Becton Dickinson & Co   COM            075887109  2,175  27,575 SH               SOLE        N/A     27,575
Duncan Energy Ptnrs Lp  COM UNITS      265026104  2,167  91,225 SH               SOLE        N/A     91,225
Auto Data Processing    COM            053015103  2,128  49,705 SH               SOLE        N/A     49,705
S&P Small Cap 600       S&P SMLCAP 600 464287804  2,127  38,867 SH               SOLE        N/A     38,867
Microsoft Corp          COM            594918104  2,119  69,506 SH               SOLE        N/A     69,506
Conocophillips          COM            20825C104  2,101  41,145 SH               SOLE        N/A     41,145
Staples Inc             COM            855030102  2,063  83,890 SH               SOLE        N/A     83,890
Realty Income           COM            756109104  2,046  78,965 SH               SOLE        N/A     78,965
Clorox Company          COM            189054109  2,009  32,930 SH               SOLE        N/A     32,930
Chevrontexaco Corp      COM            166764100  2,006  26,059 SH               SOLE        N/A     26,059
Fiserv Inc              COM            337738108  2,003  41,315 SH               SOLE        N/A     41,315
Ishares Latin Amer.     S&P LTN AM 40  464287390  1,994  41,720 SH               SOLE        N/A     41,720
Ferrellgas Partners     UNIT LTD PART  315293100  1,982  93,800 SH               SOLE        N/A     93,800
Sunoco Logistics PartnerCOM UNITS      86764L108  1,967  29,400 SH               SOLE        N/A     29,400
Marathon Oil Group      COM            565849106  1,953  62,555 SH               SOLE        N/A     62,555
General Electric        COM            369604103  1,928  127,416SH               SOLE        N/A     127,416
Fluor Corporation       COM            343412102  1,848  41,030 SH               SOLE        N/A     41,030
Monsanto Co             COM            61166W101  1,827  22,350 SH               SOLE        N/A     22,350
Ishare S&P 500          UNIT SER 1     464287200  1,768  15,816 SH               SOLE        N/A     15,816
Amerigas Propane        COM            030975106  1,691  43,000 SH               SOLE        N/A     43,000
Alcon Inc               COM SHS        H01301102  1,635  9,950  SH               SOLE        N/A     9,950
Ishares All Country AsiaMSCI ACJPN IDX 464288182  1,621  29,100 SH               SOLE        N/A     29,100
Target Corporation      COM            87612E106  1,550  32,050 SH               SOLE        N/A     32,050
Mylan Labs.             COM            628530107  1,545  83,827 SH               SOLE        N/A     83,827
Nokia Corporation       SPONSORED ADR  654902204  1,481  115,237SH               SOLE        N/A     115,237
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1,470  35,416 SH               SOLE        N/A     35,416
Best Buy Company Inc.   COM            086516101  1,422  36,045 SH               SOLE        N/A     36,045
Ingersoll Rand Co       CL A           G4776G101  1,391  38,920 SH               SOLE        N/A     38,920
Kimberly Clark          COM            494368103  1,318  20,680 SH               SOLE        N/A     20,680
Exxon-Mobil             COM            30231G102  1,272  18,655 SH               SOLE        N/A     18,655
Halliburton Company     COM            406216101  1,241  41,259 SH               SOLE        N/A     41,259
Lowes Companies         COM            548661107  1,138  48,668 SH               SOLE        N/A     48,668
Willis Group Holdings   SHS            G96655108  1,082  41,011 SH               SOLE        N/A     41,011
McGraw-Hill Cos         COM            580645109  1,023  30,515 SH               SOLE        N/A     30,515
Coca Cola               COM            191216100  976    17,115 SH               SOLE        N/A     17,115
Energy Transfer Equity  COM UT LTD PTN 29273V100  933    30,500 SH               SOLE        N/A     30,500
Franklin Resources Inc  COM            354613101  899    8,535  SH               SOLE        N/A     8,535
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  860    11,879 SH               SOLE        N/A     11,879
Ishares Intermediate CorLEHMAN INTER C 464288638  845    8,229  SH               SOLE        N/A     8,229
Zimmer Holdings Inc     COM            98956P102  845    14,295 SH               SOLE        N/A     14,295
Entergy Corp.           COM            29364G103  817    9,986  SH               SOLE        N/A     9,986
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  659    17,315 SH               SOLE        N/A     17,315
BB&T Corporation        COM            054937107  632    24,916 SH               SOLE        N/A     24,916
Celgene Corp            COM            151020104  612    11,000 SH               SOLE        N/A     11,000
Equity Residential PropeSH BEN INT     29476L107  585    17,320 SH               SOLE        N/A     17,320
Dominion Resources Inc. COM            25746U109  501    12,885 SH               SOLE        N/A     12,885
S P D R -S&P 500        UNIT SER 1     78462F103  490    4,396  SH               SOLE        N/A     4,396
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  489    4,691  SH               SOLE        N/A     4,691
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  471    8,650  SH               SOLE        N/A     8,650
Hewlett-Packard Company COM            428236103  462    8,978  SH               SOLE        N/A     8,978
Chubb                   COM            171232101  462    9,389  SH               SOLE        N/A     9,389
Duke                    COM            26441C105  430    25,005 SH               SOLE        N/A     25,005
Wells Fargo & Company   COM            949746101  382    14,170 SH               SOLE        N/A     14,170
Thermo Fisher ScientificCOM            883556102  382    8,000  SH               SOLE        N/A     8,000
FedEx Corporation       COM            31428X106  345    4,140  SH               SOLE        N/A     4,140
Schlumberger            COM            806857108  330    5,067  SH               SOLE        N/A     5,067
Oneok Inc New           UNIT LTD PARTN 682680103  328    7,350  SH               SOLE        N/A     7,350
Equitable Resources Inc SH BEN INT     294549100  307    7,000  SH               SOLE        N/A     7,000
Cousins Properties      COM            126650100  298    38,995 SH               SOLE        N/A     38,995
Procter & Gamble Co     COM            742718109  269    4,434  SH               SOLE        N/A     4,434
Royal Bk Cda Montreal   COM            780087102  261    4,868  SH               SOLE        N/A     4,868
Petroleo Brasileiro AdrfSPONSORED ADR  71654V408  240    5,043  SH               SOLE        N/A     5,043
Intl Business Machine   COM            459200101  232    1,774  SH               SOLE        N/A     1,774
Templeton Global Incm FdCOM            880198106  231    24,343 SH               SOLE        N/A     24,343
Berkshire Hathaway Cl B CL B           084670207  214    65     SH               SOLE        N/A     65
BP Amoco  ADR           COM            055622104  206    3,555  SH               SOLE        N/A     3,555
Apple Computer Inc      COM            037833100  203    965    SH               SOLE        N/A     965
Bank of America         COM            060505104  192    12,769 SH               SOLE        N/A     12,769
PowerShares High DividenHI YLD EQ DVDN 73935X302  165    21,540 SH               SOLE        N/A     21,540
Amern Shared Hosp Svcs  COM            029595105  89     30,000 SH               SOLE        N/A     30,000
Intl Absorbents New     COM NO PAR     45885E203  69     15,000 SH               SOLE        N/A     15,000
  Total                                                138,824